INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before benefit for income taxes

	Years Ended December 31,
	2021	2020	2019
Income before income taxes	$82,557	$77,815	$81,473
Income before income taxes attributable to period subsequent to business combination for the year ended December 31, 2021	$12,206	—	—

Components of benefit for income taxes

Year Ended December 31,
2021
Current:
Federal	$—
State	—
—
Deferred:
Federal	(856)
State	(1)
(857)
Total benefit from income taxes	$(857)

Reconciliation of taxes at the federal statutory rate

Year Ended December 31,
2021
U.S. federal statutory tax rate	21.00%
State taxes	0.03%
Valuation allowances	—
NCI adjustment	(18.53)%
Permanent differences	(3.35)%
Effective income tax rate	(0.85)%

Components of deferred tax assets

December 31,
2021
Deferred Tax Assets:
Investment in Holdings	$29,102
Imputed Interest	623
Earnout consideration liability	970
Federal R&D Credit	—
Net operating loss carryforward	819
Total deferred tax assets	$31,514
valuation allowance	(5,864)
Total deferred tax assets net of valuation allowance	$25,650